Deferred Credits and Other Noncurrent Liabilities - Summary of Changes to Asset Retirement Obligations (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subclassifications Of Assets Liabilities And Equities [Abstract]
Provision for asset retirement obligations at beginning of the year	₱ 1,582	₱ 1,437
Additional liability recognized during the period	82	147
Accretion expenses	39	36
Settlement of obligations and others	(73)	(38)
Provision for asset retirement obligations at end of the year	₱ 1,630	₱ 1,582